Summary of Significant Accounting Policies (Details) - Schedule of Revenues from Contracts with Customers - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Futures brokerage commissions
Revenues from contracts with customers	$ 6,400,468	$ 9,002,365	$ 8,611,320
Commission on futures broking earned from Hong Kong Exchange [Member]
Futures brokerage commissions
Revenues from contracts with customers	683,186	718,166	922,512
Commission on futures broking from overseas Exchanges [Member]
Futures brokerage commissions
Revenues from contracts with customers	2,709,667	3,593,909	3,364,526
Futures brokerage commissions [Member]
Futures brokerage commissions
Revenues from contracts with customers	3,392,853	4,312,075	4,287,038
Trading solution service revenues [Member]
Futures brokerage commissions
Revenues from contracts with customers	2,728,732	4,396,207	3,309,288
Structured Note Subscription Fees [Member]
Futures brokerage commissions
Revenues from contracts with customers			734,317
Other service revenues [Member]
Futures brokerage commissions
Revenues from contracts with customers	$ 278,883	$ 294,083	$ 280,677